UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 2.0%
214,097	Lockheed Martin Corporation	$ 57,688,437
	Automobiles – 2.3%
1,877,460	General Motors Company	65,035,214
	Banks – 6.4%
1,092,078	JPMorgan Chase & Co.	95,010,786
1,579,793	Wells Fargo & Company	85,056,055
	Total Banks	180,066,841
	Beverages – 2.6%
660,677	PepsiCo, Inc.	74,841,491
	Biotechnology – 2.9%
1,266,047	AbbVie Inc.	83,483,139
	Capital Markets – 2.0%
148,658	BlackRock Inc.	57,169,407
	Chemicals – 4.7%
614,107	Monsanto Company	71,611,017
485,376	Praxair, Inc.	60,662,293
	Total Chemicals	132,273,310
	Communications Equipment – 2.0%
1,664,631	Cisco Systems, Inc.	56,713,978
	Consumer Finance – 0.8%
354,560	Discover Financial Services	22,191,910
	Containers & Packaging – 2.2%
626,056	Packaging Corp. of America	61,841,812
	Diversified Telecommunication Services – 2.2%
1,601,894	AT&T Inc.	63,483,059
	Electric Utilities – 2.8%
591,291	NextEra Energy Inc.	78,972,826
	Energy Equipment & Services – 1.8%
707,313	Schlumberger Limited	51,343,851
NUVEEN      0

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.5%
562,683	Extra Space Storage Inc.	$ 42,499,447
	Food & Staples Retailing – 2.0%
692,856	CVS Health Corporation	57,119,049
	Food Products – 1.9%
1,220,657	Mondelez International Inc., Class A	54,966,185
	Health Care Equipment & Supplies – 4.7%
306,707	Becton, Dickinson and Company	57,345,008
907,049	Medtronic, PLC	75,366,701
	Total Health Care Equipment & Supplies	132,711,709
	Health Care Providers & Services – 2.9%
464,586	UnitedHealth Group Incorporated	81,246,800
	Household Durables – 2.0%
311,506	Whirlpool Corporation	57,840,434
	Household Products – 2.1%
811,742	Colgate-Palmolive Company	58,477,894
	Industrial Conglomerates – 2.6%
558,452	Honeywell International Inc.	73,235,395
	Insurance – 4.5%
459,649	Ace Limited	63,086,825
855,373	Marsh & McLennan Companies, Inc.	63,408,801
	Total Insurance	126,495,626
	IT Services – 5.3%
578,218	Accenture Limited, Class A	70,137,844
939,228	Fidelity National Information Services	79,073,605
	Total IT Services	149,211,449
	Machinery – 1.8%
587,268	Ingersoll Rand Company Limited, Class A	52,120,035
	Media – 3.0%
1,125,528	Interpublic Group of Companies, Inc.	26,528,695
517,485	Walt Disney Company	59,821,266
	Total Media	86,349,961
	Multi-Utilities – 2.0%
938,577	WEC Energy Group, Inc.	56,802,680
	Oil, Gas & Consumable Fuels – 5.2%
578,366	Chevron Corporation	61,711,652
1      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
1,061,911	Phillips 66	$ 84,485,639
	Total Oil, Gas & Consumable Fuels	146,197,291
	Pharmaceuticals – 6.3%
529,661	Johnson & Johnson	65,397,243
1,121,241	Novo-Nordisk A/S, Sponsored ADR	43,369,602
2,097,676	Pfizer Inc.	71,153,170
	Total Pharmaceuticals	179,920,015
	Professional Services – 1.9%
1,318,338	Nielsen Holdings PLC	54,223,242
	Road & Rail – 2.1%
523,575	Union Pacific Corporation	58,619,457
	Software – 3.6%
1,508,396	Microsoft Corporation	103,264,790
	Specialty Retail – 2.5%
836,657	Lowe's Companies, Inc.	71,015,446
	Technology Hardware, Storage & Peripherals – 4.1%
807,494	Apple, Inc.	115,996,513
	Textiles, Apparel & Luxury Goods – 1.8%
933,194	VF Corporation	50,980,388
	Total Long-Term Investments (cost $1,966,926,401)	2,794,399,081

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$ 41,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $41,790,324, collateralized by $41,090,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $42,628,821	0.090%	5/01/17	$ 41,790,011
	Total Short-Term Investments (cost $41,790,011)			41,790,011
	Total Investments (cost $2,008,716,412) – 100.0%			2,836,189,092
	Other Assets Less Liabilities – 0.0%			753,042
	Net Assets – 100%			$ 2,836,942,134
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
NUVEEN      2

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,794,399,081	$ —	$ —	$2,794,399,081
Short-Term Investments:
Repurchase Agreements	—	41,790,011	—	41,790,011
Total	$2,794,399,081	$41,790,011	$ —	$2,836,189,092
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2017, the cost of investments was $2,017,013,508.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$842,838,244
Depreciation	(23,662,660)
Net unrealized appreciation (depreciation) of investments	$819,175,584
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt
3      NUVEEN

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 97.9%
	Aerospace & Defense – 3.9%
3,820	Lockheed Martin Corporation	$1,029,299
18,403	Safran SA, (2)	1,523,673
	Total Aerospace & Defense	2,552,972
	Automobiles – 3.2%
16,025	Daimler AG, (2)	1,194,091
25,876	General Motors Company	896,345
	Total Automobiles	2,090,436
	Banks – 14.1%
435,700	BOC Hong Kong Holdings Limited, (2)	1,790,525
14,344	JPMorgan Chase & Co.	1,247,928
1,606,861	Lloyds Banking Group PLC, (2)	1,443,805
175,600	Mitsubishi UFJ Financial Group Inc., (2)	1,112,706
20,900	Toronto-Dominion Bank	983,412
23,464	Wells Fargo & Company	1,263,302
54,309	Westpac Banking Corporation, (2)	1,423,697
	Total Banks	9,265,375
	Beverages – 3.5%
10,250	Heineken NV, (2)	914,231
12,328	PepsiCo, Inc.	1,396,516
	Total Beverages	2,310,747
	Biotechnology – 2.4%
24,367	AbbVie Inc.	1,606,760
	Containers & Packaging – 4.2%
117,945	Amcor Limited, (2)	1,386,830
13,954	Packaging Corp. of America	1,378,376
	Total Containers & Packaging	2,765,206
	Diversified Financial Services – 2.0%
84,200	Orix Corporation, (2)	1,286,805
	Diversified Telecommunication Services – 3.5%
29,436	AT&T Inc.	1,166,548
899,487	HKT Trust and HKT Limited	1,149,460
	Total Diversified Telecommunication Services	2,316,008
	Electric Utilities – 4.4%
12,521	NextEra Energy Inc.	1,672,305
NUVEEN      4

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
68,047	Scottish and Southern Energy PLC, (2)	$ 1,225,822
	Total Electric Utilities	2,898,127
	Energy Equipment & Services – 1.3%
11,452	Schlumberger Limited	831,301
	Equity Real Estate Investment Trust – 1.2%
10,434	Extra Space Storage Inc.	788,080
	Food Products – 1.6%
14,729	Groupe Danone, (2)	1,030,823
	Health Care Equipment & Supplies – 3.5%
5,322	Becton, Dickinson and Company	995,054
15,571	Medtronic, PLC	1,293,795
	Total Health Care Equipment & Supplies	2,288,849
	Health Care Providers & Services – 2.5%
9,363	UnitedHealth Group Incorporated	1,637,402
	Hotels, Restaurants & Leisure – 1.5%
49,560	Compass Group PLC, (2)	1,000,655
	Household Durables – 1.4%
4,948	Whirlpool Corporation	918,745
	Household Products – 1.8%
12,826	Reckitt and Benckiser, (2)	1,181,755
	Industrial Conglomerates – 2.3%
11,723	Honeywell International Inc.	1,537,354
	IT Services – 2.0%
15,602	Fidelity National Information Services	1,313,532
	Oil, Gas & Consumable Fuels – 7.0%
10,752	Chevron Corporation	1,147,238
29,400	Enbridge Inc.	1,218,602
11,627	Phillips 66	925,044
25,873	Total SA, (2)	1,328,144
	Total Oil, Gas & Consumable Fuels	4,619,028
	Personal Products – 3.5%
4,775	L'Oreal, (2)	950,939
26,107	Unilever NV, (2)	1,343,161
	Total Personal Products	2,294,100
	Pharmaceuticals – 5.4%
22,640	Novo Nordisk AS, Class B, (2)	881,530
5      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
37,466	Pfizer Inc.	$1,270,847
14,600	Sanofi, (2)	1,379,609
	Total Pharmaceuticals	3,531,986
	Professional Services – 3.5%
50,632	Experian PLC, (2)	1,089,233
29,444	Nielsen Holdings PLC	1,211,032
	Total Professional Services	2,300,265
	Road & Rail – 1.8%
10,811	Union Pacific Corporation	1,210,400
	Software – 5.2%
27,745	Microsoft Corporation	1,899,423
15,327	SAP SE, (2)	1,535,243
	Total Software	3,434,666
	Specialty Retail – 1.7%
12,833	Lowe's Companies, Inc.	1,089,265
	Technology Hardware, Storage & Peripherals – 2.8%
12,770	Apple, Inc.	1,834,410
	Textiles, Apparel & Luxury Goods – 1.5%
18,440	VF Corporation	1,007,377
	Trading Companies & Distributors – 1.4%
66,525	Itochu Corporation, (2)	941,327
	Wireless Telecommunication Services – 3.8%
49,900	KDDI Corporation, (2)	1,323,051
450,122	Vodafone Group PLC, (2)	1,159,352
	Total Wireless Telecommunication Services	2,482,403
	Total Long-Term Investments (cost $57,553,749)	64,366,159

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$ 1,410	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $1,409,674, collateralized by $1,390,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $1,442,056	0.090%	5/01/17	$ 1,409,663
	Total Short-Term Investments (cost $1,409,663)			1,409,663
	Total Investments (cost $58,963,412) – 100.0%			65,775,822
	Other Assets Less Liabilities – (0.0)%			(3,898)
	Net Assets – 100%			$ 65,771,924
NUVEEN      6

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$35,919,152	$28,447,007	$ —	$64,366,159
Short-Term Investments:
Repurchase Agreements	—	1,409,663	—	1,409,663
Total	$35,919,152	$29,856,670	$ —	$65,775,822
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(24,786,219)	$24,786,219	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2017, the cost of investments was $59,099,704.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$ 8,196,327
Depreciation	(1,520,209)
Net unrealized appreciation (depreciation) of investments	$ 6,676,118
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
7      NUVEEN

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 3.1%
1,778	Safran SA, (2)	$ 147,209
	Automobiles – 3.0%
1,851	Daimler AG, (2)	137,926
	Banks – 24.4%
39,000	BOC Hong Kong Holdings Limited, (2)	160,272
5,376	Danske Bank A/S, (2)	195,463
174,984	Lloyds Banking Group PLC, (2)	157,228
24,700	Mitsubishi UFJ Financial Group Inc., (2)	156,514
6,576	Swedbank AB, Class A, (2)	155,851
3,278	Toronto-Dominion Bank	154,241
6,100	Westpac Banking Corporation, (2)	159,910
	Total Banks	1,139,479
	Beverages – 2.3%
1,191	Heineken NV, (2)	106,229
	Biotechnology – 2.4%
5,258	Grifols SA., Class B, (2)	112,359
	Chemicals – 4.5%
1,385	Koninklijke DSM NV, (2)	99,108
626	Linde AG, (2)	112,485
	Total Chemicals	211,593
	Containers & Packaging – 3.5%
13,998	Amcor Limited, (2)	164,592
	Diversified Financial Services – 2.4%
7,400	Orix Corporation, (2)	113,092
	Diversified Telecommunication Services – 2.7%
100,000	HKT Trust and HKT Limited	127,791
	Electric Utilities – 6.2%
7,593	Red Electrica Corporacion SA, (2), (3)	147,981
7,869	Scottish and Southern Energy PLC, (2)	141,755
	Total Electric Utilities	289,736
	Food Products – 2.7%
1,779	Groupe Danone, (2)	124,505
NUVEEN      8

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.6%
6,131	Compass Group PLC, (2)	$ 123,790
	Household Products – 2.2%
1,107	Reckitt and Benckiser, (2)	101,996
	Media – 2.8%
6,015	WPP Group PLC, (2)	128,802
	Oil, Gas & Consumable Fuels – 6.1%
3,100	Enbridge Inc.	128,492
3,080	Total SA, (2)	158,106
	Total Oil, Gas & Consumable Fuels	286,598
	Personal Products – 4.5%
488	L'Oreal, (2)	97,185
2,209	Unilever NV, (2)	113,649
	Total Personal Products	210,834
	Pharmaceuticals – 5.4%
2,479	Novo Nordisk AS, Class B, (2)	96,525
1,641	Sanofi, (2)	155,064
	Total Pharmaceuticals	251,589
	Professional Services – 4.5%
5,377	Experian PLC, (2)	115,674
2,324	Nielsen Holdings PLC	95,586
	Total Professional Services	211,260
	Software – 2.7%
1,279	SAP SE, (2)	128,112
	Trading Companies & Distributors – 3.4%
11,100	Itochu Corporation, (2)	157,065
	Wireless Telecommunication Services – 6.0%
5,300	KDDI Corporation, (2)	140,525
54,505	Vodafone Group PLC, (2)	140,385
	Total Wireless Telecommunication Services	280,910
	Total Long-Term Investments (cost $3,943,330)	4,555,467

9      NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$ 159	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $159,130, collateralized by $160,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $165,992	0.090%	5/01/17	$ 159,129
	Total Short-Term Investments (cost $159,129)			159,129
	Total Investments (cost $4,102,459) – 100.8%			4,714,596
	Other Assets Less Liabilities – (0.8)%			(39,697)
	Net Assets – 100%			$ 4,674,899
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$506,110	$4,049,357	$ —	$4,555,467
Short-Term Investments:
Repurchase Agreements	—	159,129	—	159,129
Total	$506,110	$4,208,486	$ —	$4,714,596
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(3,950,250)	$3,950,250	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
NUVEEN      10

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
As of April 30, 2017, the cost of investments was $4,246,609.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$ 673,050
Depreciation	(205,063)
Net unrealized appreciation (depreciation) of investments	$ 467,987
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
11      NUVEEN

Nuveen International Growth Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 2.2%
1,435,500	Bombardier Inc., Class B Shares	$2,218,897
47,830	Thales SA, (2)	5,027,239
	Total Aerospace & Defense	7,246,136
	Banks – 4.8%
1,241,486	CaixaBank SA, (2), (3)	5,636,894
389,718	Mediobanca S.p.A., (2)	3,747,746
69,890	Societe Generale, (2)	3,832,255
148,880	UniCredit SpA, (2), (3)	2,424,136
	Total Banks	15,641,031
	Beverages – 0.5%
40,825	Royal Unibrew A/S	1,775,117
	Building Products – 2.6%
150,980	Arbonia AG, (3)	2,807,166
61,420	Compagnie de Saint-Gobain, (2)	3,314,028
26,200	Daikin Industries Limited, (2)	2,547,256
	Total Building Products	8,668,450
	Capital Markets – 5.1%
557,996	Burford Capital Ltd	5,637,185
82,148	London Stock Exchange Group, (2)	3,599,434
2,206,927	Man Group PLC, (2)	4,392,047
361,496	Sanne Group PLC	3,050,384
	Total Capital Markets	16,679,050
	Chemicals – 0.8%
391	Sika AG, (2)	2,495,504
	Commercial Services & Supplies – 1.0%
40,197	China Everbright Greentech Ltd, (2), (3)	27,906
2,515,000	China Everbright International Limited, (2)	3,396,623
	Total Commercial Services & Supplies	3,424,529
	Diversified Consumer Services – 1.0%
52,665	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,398,999
	Diversified Financial Services – 0.5%
1,092,640	IMF Bentham Limited, (2)	1,578,372
NUVEEN      13

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 2.1%
11,120,800	PT Telekomunikasi Indonesia Persero Tbk, (2)	$3,668,600
1,158,713	SpeedCast International Limited, (2)	3,297,768
	Total Diversified Telecommunication Services	6,966,368
	Electronic Equipment, Instruments & Components – 1.3%
10,600	Keyence Corporation, (2)	4,261,349
	Energy Equipment & Services – 2.0%
114,300	Enerflex Limited	1,611,027
441,063	Hunting PLC, (2), (3)	3,208,735
289,500	Secure Energy Services Inc.	1,885,392
	Total Energy Equipment & Services	6,705,154
	Food Products – 2.9%
65,500	Ezaki Glico Co., Limited, (2)	3,451,701
8,735	HOCHDORF Holding AG, (2)	2,678,120
72,200	Morinaga and Co Limited, (2)	3,411,854
28,000	Yihai International Holding Limited, (2)	13,081
	Total Food Products	9,554,756
	Health Care Equipment & Supplies – 1.8%
71,100	Asahi Intecc Company Limited, (2)	3,160,837
47,518	Ion Beam Applications, (2)	2,820,518
	Total Health Care Equipment & Supplies	5,981,355
	Health Care Providers & Services – 2.0%
39,200	Fresenius Medical Care AG, (2)	3,479,754
114,800	Ship Healthcare Holdings Inc., (2)	3,089,473
	Total Health Care Providers & Services	6,569,227
	Hotels, Restaurants & Leisure – 2.6%
184,918	Basic-Fit NV, (3)	3,232,969
47,714	China Lodging Group Limited	3,386,740
327,202	Dalata Hotel Group PLC, (3)	1,760,720
	Total Hotels, Restaurants & Leisure	8,380,429
	Household Durables – 3.9%
2,074,100	Cairn Homes Public Limited Company, (3)	3,535,830
6,533,200	MegaWide Construction Corporation, (3)	2,416,362
176,954	Neinor Homes S.L.U., (3)	3,489,846
97,709	Sony Corporation, Sponsored ADR	3,372,915
	Total Household Durables	12,814,953
	Industrial Conglomerates – 1.4%
49,978	DCC PLC, (2)	4,614,767
	Insurance – 2.2%
663,600	AIA Group Limited, (2)	4,593,064
14      NUVEEN

Shares	Description (1)	Value
	Insurance (continued)
986,800	China Taiping Insurance Holdings Company Limited, (2)	$ 2,456,900
	Total Insurance	7,049,964
	Internet Software & Services – 5.6%
954,216	Aconex Limited, (2), (3)	3,130,475
28,030	Baidu Inc., Sponsored ADR, (3)	5,051,847
233,331	Baozun Inc., Sponsored ADR, (3)	3,562,964
1,088,214	NEXTDC Limited, (2), (3)	3,381,684
122,800	SMS CO., LTD, (2)	3,268,529
	Total Internet Software & Services	18,395,499
	IT Services – 2.3%
34,173	Cap Gemini Group, (2)	3,421,467
520,271	GDS Holdings Limited, ADR, (3)	4,203,790
	Total IT Services	7,625,257
	Life Sciences Tools & Services – 1.7%
3,846	Eurofins Scientific, (2)	1,894,257
17,820	Lonza AG, (2)	3,646,149
	Total Life Sciences Tools & Services	5,540,406
	Machinery – 7.5%
114,129	Alimak Group AB, (2)	1,731,419
74,751	Atlas Copco AB, Class A Shares, (2)	2,792,327
26,341	Aumann AG, (3)	1,732,498
15,200	Fanuc Limited, (2)	3,094,660
107,200	Harmonic Drive Systems Inc., (2)	3,369,031
51,072	KION Group AG, (2)	3,459,892
255,226	Kornit Digital Limited, (3)	5,130,043
94,224	Metso OYJ, (2)	3,374,535
	Total Machinery	24,684,405
	Media – 3.3%
145,469	Altice NV, Class A Shares, (2), (3)	3,614,351
695,262	Ascential PLC	3,176,974
359,345	Inox Leisure Limited, (2), (3)	1,664,632
282,995	Zee Entertainment Enterprises Limited, (2)	2,324,289
	Total Media	10,780,246
	Oil, Gas & Consumable Fuels – 5.1%
80,000	Canadian Natural Resources Limited	2,548,185
160,788	Eni S.p.A., (2)	2,493,984
172,832	Golar LNG, Limited	4,408,944
223,500	Seven Generations Energy Limited, Class A Shares, (3)	3,957,361
299,400	Veresen Inc.	3,340,436
	Total Oil, Gas & Consumable Fuels	16,748,910
NUVEEN      15

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 4.8%
40,236	AstraZeneca PLC, (2)	$2,409,708
448,259	BTG PLC, (2), (3)	3,948,678
2,405,000	China Animal Healthcare Limited, (4)	200,974
42,671	Novartis AG, (2)	3,285,030
67,200	Takeda Chemical Industries, (2)	3,223,825
1,564,097	Vectura Group PLC, (3)	2,858,428
	Total Pharmaceuticals	15,926,643
	Professional Services – 0.8%
53,700	Recruit Holdings Company Limited, (2)	2,714,123
	Real Estate Management & Development – 1.3%
179,349	Patrizia Immobilien AG, (2), (3)	3,538,386
363,000	Storagevault Canada Incorporated	614,285
	Total Real Estate Management & Development	4,152,671
	Semiconductors & Semiconductor Equipment – 11.6%
81,096	AMS AG, (2)	5,217,185
29,533	Broadcom Limited	6,521,182
287,954	Infineon Technologies AG, (2)	5,951,877
431,600	Sumco Corporation, (2)	7,555,460
344,612	Tower Semiconductor, Limited, (3)	7,416,050
625,646	X-FAB Silicon Foundries SE, (3)	5,561,171
	Total Semiconductors & Semiconductor Equipment	38,222,925
	Software – 1.2%
118,688	Micro Focus International, (2)	3,976,634
	Specialty Retail – 0.7%
18,500	Nitori Company Limited, (2)	2,407,078
	Technology Hardware, Storage & Peripherals – 1.6%
2,700	Samsung Electronics Company Limited, (2)	5,293,154
	Textiles, Apparel & Luxury Goods – 5.3%
19,788	Adidas-Salomon AG, (2)	3,967,266
23,425	Kering, (2)	7,260,768
146,676	Moncler S.p.A, (2)	3,617,763
6,206	Swatch Group AG, (2)	2,482,825
	Total Textiles, Apparel & Luxury Goods	17,328,622
	Tobacco – 1.0%
50,438	British American Tobacco PLC, (2)	3,407,757
	Trading Companies & Distributors – 1.9%
154,363	Ashtead Group PLC, (2)	3,256,431
16      NUVEEN

Shares	Description (1)	Value
	Trading Companies & Distributors (continued)
94,300	Monotaro Company Limited, (2)	$ 3,069,138
	Total Trading Companies & Distributors	6,325,569
	Wireless Telecommunication Services – 1.0%
44,700	Softbank Corporation, (2)	3,390,614
	Total Long-Term Investments (cost $283,200,995)	320,726,023
	Other Assets Less Liabilities – 2.6%	8,675,613
	Net Assets – 100%	$ 329,401,636
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$103,663,707	$216,861,342	$200,974	$320,726,023
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(59,483,544)	$59,483,544	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2017, the cost of investments was $285,495,910.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
NUVEEN      17

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Gross unrealized:
Appreciation	$42,912,089
Depreciation	(7,681,976)
Net unrealized appreciation (depreciation) of investments	$35,230,113
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
18      NUVEEN

Nuveen NWQ International Value Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 97.4%
	Aerospace & Defense – 3.2%
821,100	Embraer Aircraft Corporation	$3,973,503
41,279	Thales SA, (2)	4,338,687
	Total Aerospace & Defense	8,312,190
	Automobiles – 3.5%
37,986	Hyundai Motor Company, (2)	3,079,933
56,768	Toyota Motor Corporation, Sponsored ADR	6,138,892
	Total Automobiles	9,218,825
	Banks – 12.2%
15,798,300	Bank of Ireland, (2), (3)	3,999,942
627,677	HSBC Holdings PLC, (2)	5,176,023
462,050	ING Groep N.V., (2)	7,531,196
473,600	Oversea-Chinese Banking Corporation Limited, (2)	3,316,949
2,068,562	Royal Bank of Scotland Group PLC, (2), (3)	7,101,750
139,300	Sumitomo Mitsui Trust Holdings, (2)	4,771,822
	Total Banks	31,897,682
	Beverages – 1.0%
133,508	Refresco Group N.V., (2)	2,608,164
	Capital Markets – 3.9%
62,400	Aurelius AG, (2)	3,080,167
417,653	UBS Group AG	7,104,278
	Total Capital Markets	10,184,445
	Chemicals – 2.4%
89,559	Koninklijke DSM NV, (2)	6,408,681
	Commercial Services & Supplies – 4.5%
358,000	Dai Nippon Printing Co., Ltd., (2)	3,985,488
173,607	ISS AS, (2)	7,201,258
184,070	Mitie Group PLC	499,702
	Total Commercial Services & Supplies	11,686,448
	Communications Equipment – 1.5%
607,410	Ericsson LM Telefonaktiebolaget, Sponsored ADR	3,942,091
	Diversified Financial Services – 1.7%
45,603	Groupe Bruxelles Lambert SA, (2)	4,374,160
NUVEEN      19

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 4.5%
171,296	Nippon Telegraph and Telephone Corporation, ADR	$7,348,598
278,537	Telenor ASA, (2)	4,499,379
	Total Diversified Telecommunication Services	11,847,977
	Electrical Equipment – 2.0%
94,900	Mabuchi Motor Company Limited, (2)	5,357,151
	Electronic Equipment, Instruments & Components – 1.4%
232,515	Flextronics International Limited, (3)	3,594,682
	Energy Equipment & Services – 2.8%
453,583	Aker Solutions ASA, (2)	2,583,325
311,411	Tenaris SA, (2)	4,864,831
	Total Energy Equipment & Services	7,448,156
	Food & Staples Retailing – 6.0%
273,963	Carrefour SA, (2)	6,452,165
98,800	Seven & I Holdings Co. Ltd, (2)	4,172,716
2,170,108	Tesco PLC, (2)	5,150,126
	Total Food & Staples Retailing	15,775,007
	Household Durables – 2.6%
232,200	Panasonic Corporation, (2)	2,776,704
244,200	Sekisui House, Ltd., (2)	4,056,603
	Total Household Durables	6,833,307
	Industrial Conglomerates – 3.2%
1,966,700	Alfa S.A.	2,696,406
39,623	Siemens AG, (2)	5,683,637
	Total Industrial Conglomerates	8,380,043
	Insurance – 8.4%
166,033	Ageas, (2)	6,798,359
22,209	Allianz AG ORD Shares, (2)	4,228,096
75,665	Axis Capital Holdings Limited	4,986,323
187,600	MS & AD Insurance Group Holdings Inc., (2)	6,116,524
	Total Insurance	22,129,302
	IT Services – 1.1%
45,903	Luxoft Holding Inc, (3)	2,829,920
	Media – 1.6%
58,664	Publicis Groupe, (2)	4,235,309
	Oil, Gas & Consumable Fuels – 4.7%
227,649	Cameco Corporation	2,183,154
134,205	Canadian Natural Resources Limited	4,277,114
20      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
105,894	Royal Dutch Shell PLC, Class B Shares	$ 5,730,983
	Total Oil, Gas & Consumable Fuels	12,191,251
	Pharmaceuticals – 6.5%
188,453	GlaxoSmithKline PLC, (2)	3,793,153
15,990	Roche Holdings AG, (2)	4,184,012
64,352	Sanofi, (2)	6,080,864
93,892	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,965,109
	Total Pharmaceuticals	17,023,138
	Professional Services – 3.4%
54,800	Adecco Group, (2)	4,071,739
112,341	Wolters Kluwer NV, (2)	4,767,097
	Total Professional Services	8,838,836
	Real Estate Management & Development – 3.0%
663,100	City Developments Limited, (2)	5,116,975
446,360	Henderson Land Development Company Limited, (2)	2,825,662
	Total Real Estate Management & Development	7,942,637
	Semiconductors & Semiconductor Equipment – 1.3%
48,300	Rohm Company Limited, (2)	3,392,008
	Software – 1.6%
41,450	SAP SE, (2)	4,151,879
	Technology Hardware, Storage & Peripherals – 2.6%
101,700	Fujifilm Holdings Corporation, (2)	3,774,557
1,924	Samsung Electronics Company Limited, (2)	2,962,814
	Total Technology Hardware, Storage & Peripherals	6,737,371
	Textiles, Apparel & Luxury Goods – 1.5%
300,000	Wacoal Holdings Corporation, (2)	3,803,063
	Tobacco – 3.0%
115,300	Japan Tobacco Inc., (2)	3,836,693
231,512	Scandinavian Tobacco Group A/S, 144A, REG S	4,041,479
	Total Tobacco	7,878,172
	Wireless Telecommunication Services – 2.3%
260,410	SK Telecom Company Limited, Sponsored ADR	6,143,072
	Total Long-Term Investments (cost $210,107,571)	255,164,967

NUVEEN      21

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.0%
	REPURCHASE AGREEMENTS – 3.0%
$ 7,743	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $7,743,227, collateralized by $7,615,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $7,900,182	0.090%	5/01/17	$ 7,743,169
	Total Short-Term Investments (cost $7,743,169)			7,743,169
	Total Investments (cost $217,850,740) – 100.4%			262,908,136
	Other Assets Less Liabilities – (0.4)%			(941,280)
	Net Assets – 100%			$ 261,966,856
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,455,306	$186,709,661	$ —	$255,164,967
Short-Term Investments:
Repurchase Agreements	—	7,743,169	—	7,743,169
Total	$68,455,306	$194,452,830	$ —	$262,908,136
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(175,557,813)	$175,557,813	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
22      NUVEEN

As of April 30, 2017, the cost of investments was $226,879,816.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$ 58,457,384
Depreciation	(22,429,064)
Net unrealized appreciation (depreciation) of investments	$ 36,028,320
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
NUVEEN      23

Nuveen NWQ Japan Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.2%
	COMMON STOCKS – 97.2%
	Automobiles – 2.4%
1,962	Toyota Motor Corporation, Sponsored ADR	$ 212,171
	Banks – 6.1%
28,000	China Bank Limited, (2)	187,573
17,100	Resona Holdings, Inc., (2)	95,062
7,700	Sumitomo Mitsui Trust Holdings, (2)	263,769
	Total Banks	546,404
	Beverages – 2.3%
10,600	Kirin Holdings Company, Limited, (2)	206,358
	Building Products – 2.2%
7,900	JS Group Corporation, (2)	197,443
	Capital Markets – 2.0%
29,000	Daiwa Securities Group Inc., (2)	176,418
	Chemicals – 2.0%
24,000	Chugoku Marine Paints Limited, (2)	177,499
	Commercial Services & Supplies – 5.1%
10,000	Dai Nippon Printing Co., Ltd., (2)	111,326
7,800	Duskin Company Limited, (2)	174,970
2,300	Secom Company Limited, (2)	167,033
	Total Commercial Services & Supplies	453,329
	Communications Equipment – 0.9%
3,600	ICOM, Inc., (2)	82,353
	Construction & Engineering – 3.4%
12,800	Obayashi Corporation, (2)	124,274
7,400	Takamatsu Construction Group Co Ltd, (2)	176,843
	Total Construction & Engineering	301,117
	Consumer Finance – 2.2%
10,600	Credit Saison Company, Limited, (2)	193,149
	Containers & Packaging – 1.6%
8,700	Toyo Seikan Kaisha, (2)	145,907
	Diversified Telecommunication Services – 2.4%
4,881	Nippon Telegraph and Telephone Corporation, ADR	209,395
24      NUVEEN

Shares	Description (1)	Value
	Electrical Equipment – 2.5%
3,900	Mabuchi Motor Company Limited, (2)	$ 220,157
	Electronic Equipment, Instruments & Components – 3.3%
2,900	Kyocera Corporation, (2)	164,242
10,700	Sanshin Electronics Company Limited, (2)	126,336
	Total Electronic Equipment, Instruments & Components	290,578
	Food & Staples Retailing – 2.4%
5,100	Seven & I Holdings Co. Ltd, (2)	215,393
	Food Products – 3.4%
6,000	NH Foods Limited, (2)	171,018
3,400	Toyo Suisan Kaisha Limited, (2)	127,696
	Total Food Products	298,714
	Health Care Providers & Services – 1.9%
4,700	Tokai Corporation, (2)	173,531
	Household Durables – 4.1%
19,400	Panasonic Corporation, (2)	231,990
8,100	Sekisui House, Ltd., (2)	134,556
	Total Household Durables	366,546
	Insurance – 5.1%
8,300	MS & AD Insurance Group Holdings Inc., (2)	270,614
4,900	Sompo Japan Nipponkoa Holdings Inc., (2)	185,173
	Total Insurance	455,787
	IT Services – 3.1%
4,000	TKC Corporation, (2)	108,777
14,100	Zuken Inc., (2)	168,596
	Total IT Services	277,373
	Media – 3.2%
10,900	Hakuhodo DY Holdings Inc., (2)	132,862
8,100	TV Asahi Corporation, (2)	149,881
	Total Media	282,743
	Oil, Gas & Consumable Fuels – 2.8%
8,800	INPEX Corporation, (2)	84,325
35,800	JX Holdings Inc., (2)	161,531
	Total Oil, Gas & Consumable Fuels	245,856
	Personal Products – 3.5%
3,200	KAO Corporation, (2)	176,588
4,900	Shiseido Company, Limited, (2)	132,744
	Total Personal Products	309,332
	Pharmaceuticals – 6.5%
11,000	Astellas Pharma Inc., (2)	145,058
NUVEEN      25

Nuveen NWQ Japan Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals (continued)
4,900	Kissei Pharmaceuticals Company Limited, (2)	$127,865
8,200	Mitsubishi Tanabe Pharma Corporation, (2)	166,565
3,100	Otsuka Holdings Company KK, (2)	142,783
	Total Pharmaceuticals	582,271
	Real Estate Management & Development – 1.5%
4,600	Daiwa House Industry Company Limited, (2)	136,753
	Road & Rail – 1.4%
10,700	Seino Holdings Co., Limited, (2)	123,926
	Semiconductors & Semiconductor Equipment – 1.7%
2,100	Rohm Company Limited, (2)	147,479
	Software – 2.5%
3,400	Fuji Soft Inc., (2)	89,767
4,600	Square Enix Holding Company, Limited, (2)	132,444
	Total Software	222,211
	Specialty Retail – 3.2%
6,600	Chiyoda Company Limited, (2)	164,665
7,200	Xebio Company Limited, (2)	119,746
	Total Specialty Retail	284,411
	Technology Hardware, Storage & Peripherals – 1.9%
4,500	Fujifilm Holdings Corporation, (2)	167,016
	Textiles, Apparel & Luxury Goods – 2.0%
14,000	Wacoal Holdings Corporation, (2)	177,476
	Tobacco – 2.7%
7,200	Japan Tobacco Inc., (2)	239,585
	Trading Companies & Distributors – 1.9%
11,900	Mitsui & Company Limited, (2)	168,035
	Transportation Infrastructure – 1.4%
14,000	Kamigumi Company Limited, (2)	127,220
	Wireless Telecommunication Services – 2.6%
9,580	NTT DoCoMo Inc.	232,028
	Total Long-Term Investments (cost $6,849,367)	8,645,964

26      NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%
	REPURCHASE AGREEMENTS – 2.6%
$ 228	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $228,284, collateralized by $225,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $233,426	0.090%	5/01/17	$ 228,282
	Total Short-Term Investments (cost $228,282)			228,282
	Total Investments (cost $7,077,649) – 99.8%			8,874,246
	Other Assets Less Liabilities – 0.2%			17,078
	Net Assets – 100%			$ 8,891,324
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$653,594	$7,992,370	$ —	$8,645,964
Short-Term Investments:
Repurchase Agreements	—	228,282	—	228,282
Total	$653,594	$8,220,652	$ —	$8,874,246
The table below presents the transfers in and out of the three valuation levels for the following Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(7,505,668)	$7,505,668	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
NUVEEN      27

Nuveen NWQ Japan Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
As of April 30, 2017, the cost of investments was $7,536,672.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$1,808,049
Depreciation	(470,475)
Net unrealized appreciation (depreciation) of investments	$1,337,574
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt
28      NUVEEN

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Aerospace & Defense – 3.8%
37,450	General Dynamics Corporation	$7,257,436
24,300	Northrop Grumman Corporation	5,976,828
69,050	Raytheon Company	10,717,250
	Total Aerospace & Defense	23,951,514
	Airlines – 2.3%
129,800	Delta Air Lines, Inc.	5,898,112
145,700	Southwest Airlines Co.	8,191,254
	Total Airlines	14,089,366
	Banks – 1.2%
86,000	JPMorgan Chase & Co.	7,482,000
	Biotechnology – 3.8%
31,600	Biogen Inc., (2)	8,570,236
121,190	Celgene Corporation, (2)	15,033,620
	Total Biotechnology	23,603,856
	Capital Markets – 2.1%
114,300	Intercontinental Exchange Group, Inc.	6,880,860
54,450	Moody's Corporation	6,442,524
	Total Capital Markets	13,323,384
	Chemicals – 2.2%
49,000	Ecolab Inc.	6,325,410
22,700	Sherwin-Williams Company	7,597,236
	Total Chemicals	13,922,646
	Equity Real Estate Investment Trust – 1.4%
67,300	American Tower Corporation, REIT	8,475,762
	Food & Staples Retailing – 1.3%
46,400	Costco Wholesale Corporation	8,236,928
	Health Care Equipment & Supplies – 3.5%
260,300	Boston Scientific Corporation, (2)	6,866,714
81,750	Danaher Corporation	6,812,227
75,755	Edwards Lifesciences Corporation, (2)	8,308,051
	Total Health Care Equipment & Supplies	21,986,992
	Health Care Providers & Services – 3.0%
108,700	UnitedHealth Group Incorporated	19,009,456
NUVEEN      29

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 3.2%
125,900	Hilton Worldwide Holdings Inc.	$7,424,323
203,480	Starbucks Corporation	12,221,009
	Total Hotels, Restaurants & Leisure	19,645,332
	Industrial Conglomerates – 1.9%
88,400	Honeywell International Inc.	11,592,776
	Internet & Direct Marketing Retail – 9.4%
32,060	Amazon.com, Inc., (2)	29,655,180
132,900	CTRIP.com, ADR, (2)	6,712,779
51,950	Expedia, Inc.	6,946,754
21,900	NetFlix.com Inc., (2)	3,333,180
6,610	Priceline Group Inc., (2)	12,207,480
	Total Internet & Direct Marketing Retail	58,855,373
	Internet Software & Services – 11.3%
104,000	Alibaba Group Holding Limited, ADR, (2)	12,012,000
17,420	Alphabet Inc., Class A, (2)	16,105,138
19,010	Alphabet Inc., Class C Shares, (2)	17,222,300
31,320	CoStar Group, Inc., (2)	7,544,675
118,750	Facebook Inc., Class A Shares, (2)	17,842,187
	Total Internet Software & Services	70,726,300
	IT Services – 10.1%
81,150	Fidelity National Information Services	6,832,018
57,850	Fiserv, Inc., (2)	6,892,249
14,750	FleetCor Technologies Inc., (2)	2,081,815
107,900	MasterCard, Inc.	12,550,928
198,100	PayPal Holdings, Inc., (2)	9,453,332
280,300	Visa Inc.	25,568,966
	Total IT Services	63,379,308
	Life Sciences Tools & Services – 2.9%
42,100	Illumina Inc., (2)	7,782,606
62,800	Thermo Fisher Scientific, Inc.	10,382,724
	Total Life Sciences Tools & Services	18,165,330
	Machinery – 1.1%
105,650	Fortive Corporation	6,683,419
	Media – 3.1%
237,800	Comcast Corporation, Class A	9,319,382
85,600	Walt Disney Company	9,895,360
	Total Media	19,214,742
	Multiline Retail – 1.0%
77,300	Dollar Tree Stores Inc., (2)	6,398,121
30      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 1.4%
85,170	Diamondback Energy, (2)	$ 8,503,373
	Pharmaceuticals – 3.7%
126,800	Eli Lilly and Company	10,405,208
227,500	Zoetis Incorporated	12,765,025
	Total Pharmaceuticals	23,170,233
	Road & Rail – 1.2%
68,900	Union Pacific Corporation	7,714,044
	Semiconductors & Semiconductor Equipment – 4.1%
45,200	Broadcom Limited	9,980,612
33,300	NVIDIA Corporation	3,473,190
59,700	Skyworks Solutions Inc.	5,954,478
100,800	Xilinx, Inc.	6,361,488
	Total Semiconductors & Semiconductor Equipment	25,769,768
	Software – 12.3%
49,400	Adobe Systems Incorporated, (2)	6,606,756
82,500	Electronic Arts Inc., (2)	7,822,650
58,300	Intuit, Inc.	7,299,743
308,100	Microsoft Corporation	21,092,526
217,500	Salesforce.com, Inc., (2)	18,731,100
85,300	ServiceNow Inc., (2)	8,059,144
118,100	Splunk Inc., (2)	7,595,011
	Total Software	77,206,930
	Specialty Retail – 2.2%
70,450	Home Depot, Inc.	10,997,245
11,690	O'Reilly Automotive Inc., (2)	2,900,873
	Total Specialty Retail	13,898,118
	Technology Hardware, Storage & Peripherals – 4.3%
188,575	Apple, Inc.	27,088,799
	Textiles, Apparel & Luxury Goods – 1.6%
183,800	Nike, Inc., Class B	10,184,358
	Total Long-Term Investments (cost $397,943,310)	622,278,228

NUVEEN      31

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	April 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$ 9,726	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $9,726,380, collateralized by $9,565,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $9,923,209	0.090%	5/01/17	$ 9,726,307
	Total Short-Term Investments (cost $9,726,307)			9,726,307
	Total Investments (cost $407,669,617) – 101.0%			632,004,535
	Other Assets Less Liabilities – (1.0)%			(6,250,453)
	Net Assets – 100%			$ 625,754,082
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$622,278,228	$ —	$ —	$622,278,228
Short-Term Investments:
Repurchase Agreements	—	9,726,307	—	9,726,307
Total	$622,278,228	$9,726,307	$ —	$632,004,535
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2017, the cost of investments was $411,988,300.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2017, were as follows:
Gross unrealized:
Appreciation	$225,045,682
Depreciation	(5,029,447)
Net unrealized appreciation (depreciation) of investments	$220,016,235
32      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
NUVEEN      33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017